Common Stock and Warrants (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Sep. 30, 2021	May 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Power [Member]
Class of Stock [Line Items]
Debt Conversion, amount			$ 96,500
Debt Conversion, Shares Issued			2,144,444
Private Placement [Member] | Six Individuals [Member]
Class of Stock [Line Items]
Stock issued new, shares				5,000,000
Proceeds from Issuance or Sale of Equity				$ 150,000
Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares					14,358,700
Proceeds from sale of stock					$ 742,375
Placement Sept 2021 [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Stock issued new, shares	3,108,700
Proceeds from Issuance or Sale of Equity	$ 190,552
Placement Sept 2021 [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrant expiration date	May 31, 2024
Derivative Liability			$ 151,001		341,145
Derivative, Gain on Derivative			190,144
Placement Sept 2021 [Member] | Broker Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Fair Value Adjustment of Warrants			7,472
Placment May 2021 [Member] | Common Stock And One Warrant Unit [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares		6,250,000
Warrant expiration date		May 31, 2024
Proceeds from Issuance or Sale of Equity		$ 401,823
Placment May 2021 [Member] | Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Derivative Liability			281,109		$ 683,063
Fair Value Adjustment of Warrants			401,954
Placment May 2021 [Member] | Broker Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Fair Value Adjustment of Warrants			$ 12,943